Share capital - Disclosure of detailed information about warrants, activity (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) Share	Dec. 31, 2018 CAD ($) Share
Number of warrants
Warrants outstanding, beginning | Share	23,876,800	25,454,600
Warrants issued | Share	0	516,800
Warrants exercised | Share	(11,970,000)	(1,525,000)
Warrants expired | Share	(36,800)	(569,600)
Warrants outstanding, ending | Share	11,870,000	23,876,800
Average exercise price
Warrants outstanding, beginning | $	$ 0.20	$ 0.18
Warrants issued | $	0	0.70
Warrants exercised | $	0.10	0.08
Warrants expired | $	0.70	0.46
Warrants outstanding, ending | $	$ 0.29	$ 0.20